Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2014
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of lease term or useful life
Maximum [Member] | Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Maximum [Member] | Office and computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Office and computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year